CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 23,688	$ 16,838	$ 11,940	$ 19,344
Restricted cash	1,882	9,567	6,247	3,526
Total	$ 25,570	$ 26,405	$ 18,187	$ 22,870	$ 18,652	$ 1,383